Stock Incentive Plans - Schedule of the Fair Value of Options Granted (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share price (in dollars per share)	$ 2.01	$ 2.01	$ 2.16
Expected option term (years)	5 years 6 months	5 years 6 months	5 years 8 months 12 days
Expected volatility	71.20%	71.20%	67.90%
Risk-free rate of return	4.00%	4.00%	4.30%
Expected annual dividend yield	0.00%	0.00%	0.00%